Revenue Recognized Under Previous Guidance Accounting Pronouncements or Change in Accounting Principle (Statement of Operations) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue									$ 6,405	$ 6,516	$ 6,543
Selling, general and administrative expenses									1,005	923	904
Costs and Expenses									(6,214)	(5,825)	(5,869)
Income from operations	$ 63	$ 125	$ (106)	$ 109	$ 202	$ 199	$ 175	$ 115	191	691	674
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest									39	482	379
Income tax expense									73	242	92
Income (loss) from continuing operations									(34)	240	287
Net income (loss)									(86)	235	274
Net income (loss) attributable to NCR	$ (60)	$ 72	$ (157)	$ 8	$ (56)	$ 106	$ 90	$ (17)	$ (88)	$ 232	$ 270
Basic (in dollars per share)	$ (0.39)	$ 0.62	$ (1.31)	$ 0.36	$ (0.38)	$ 0.87	$ 0.70	$ (0.14)	$ (0.72)	$ 1.05	$ 1.86
Diluted (in dollars per share)	(0.39)	0.57	(1.31)	0.35	(0.38)	0.77	0.64	(0.14)	(0.72)	1.01	1.80
Basic (in dollars per share)	(0.51)	0.61	(1.33)	0.07	(0.46)	0.87	0.74	(0.14)	(1.16)	1.01	1.76
Diluted (in dollars per share)	$ (0.51)	$ 0.56	$ (1.33)	$ 0.06	$ (0.46)	$ 0.77	$ 0.67	$ (0.14)	$ (1.16)	$ 0.97	$ 1.71
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses									$ 1,006
Costs and Expenses									(6,199)
Income from operations									174
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest									22
Income tax expense									69
Income (loss) from continuing operations									(47)
Net income (loss)									(99)
Net income (loss) attributable to NCR									$ (101)
Basic (in dollars per share)									$ (0.83)
Diluted (in dollars per share)									(0.83)
Basic (in dollars per share)									(1.27)
Diluted (in dollars per share)									$ (1.27)
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses									$ 1
Costs and Expenses									(15)
Income from operations									(17)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest									(17)
Income tax expense									(4)
Income (loss) from continuing operations									(13)
Net income (loss)									(13)
Net income (loss) attributable to NCR									$ (13)
Basic (in dollars per share)									$ (0.11)
Diluted (in dollars per share)									(0.11)
Basic (in dollars per share)									(0.11)
Diluted (in dollars per share)									$ (0.11)
Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue									$ 2,341	$ 2,579	$ 2,737
Cost of products									1,988	$ 2,021	$ 2,099
Product [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue									2,309
Cost of products									1,972
Product [Member] | Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue									(32)
Cost of products									$ (16)